UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Trust Company
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         President
Phone:         (262) 523-7560
Signature, Place, and Date of Signing:

/s/ James Scott Harkness    Pewaukee, Wisconsin   August 13, 2001
_________________________   ____________________  _______________
     (Signature)              (City/State)            (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       117

Form 13F Information Table Value Total:  $308,975 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                                           Title
                                            of              Market     Sh/    Invtmt Otr  Voting Authority
Name of Issuer                             Class  Cusip     Value    Prn Amt  Dscrtn Mgr   Sole  Shrd None
3COM CORP.                                  Com 885535104        475      100  Sole          100
ABBOTT LABS                                 Com 002824100    401,376    8,362  Sole        8,362
ADC TELECOMMUNICATIONS INC.                 Com 000886101      4,990      756  Sole          756
AFLAC INC.                                  Com 001055102      6,298      200  Sole          200
AMERICAN ELEC PWR INC.                      Com 025537101     22,162      480  Sole          480
AMERICAN HOME PRODS. CP                     Com 026609107    180,363    3,070  Sole        3,070
AMERICAN INTL GROUP                         Com 026874107  1,331,682   15,665  Sole       15,665
APACHE CORP.                                Com 037411105      5,075      100  Sole          100
AT&T CORP.                                  Com 001957109     27,830    1,265  Sole        1,265
ATLAS MINERALS INC.                         Com 049267305         10       82  Sole           82
BANK ONE CORP.                              Com 06423a103    236,137    6,596  Sole        6,596
BED BATH & BEYOND INC.                      Com 075896100  6,854,016  219,680  Sole      219,680
BELLSOUTH CORP.                             Com 079860102     43,492    1,080  Sole        1,080
BERKSHIRE HATHAWAY INC. CL B                Com 084670207     23,000       10  Sole           10
BISYS GROUP INC.                            Com 055472104 21,680,140  367,460  Sole      367,460
BP PLC ADR                                  Com 055622104    305,680    6,132  Sole        6,132
BRINKER INTERNATIONAL INC.                  Com 109641100  7,809,285  302,100  Sole      302,100
BRISTOL MYERS SQUIBB                        Com 110122108    232,735    4,450  Sole        4,450
CABLE DESIGN TECH CORP.                     Com 126924109    121,200    7,500  Sole        7,500
CARDINAL HEALTH INC.                        Com 14149Y108    247,434    3,586  Sole        3,586
CDW COMPUTER CENTERS INC.                   Com 125129106  9,781,367  246,320  Sole      246,320
CHEVRON CORPORATION                         Com 166751107     82,174      908  Sole          908
CHUBB CORP.                                 Com 171232101     46,458      600  Sole          600
CINTAS CORP.                                Com 172908105    516,613   11,170  Sole       11,170
CISCO SYS INC.                              Com 17275r102     16,635      914  Sole          914
CITIGROUP INC.                              Com 172967101    160,475    3,037  Sole        3,037
CMGI INC.                                   Com 125750109         48       16  Sole           16
COCA COLA CO.                               Com 191216100    297,000    6,600  Sole        6,600
CONAGRA FOODS INC.                          Com 205887102      2,021      102  Sole          102
COSTCO WHOLESALE CORP.                      Com 22160K105 15,479,355  376,810  Sole      376,810
CVS CORP.                                   Com 126650100    177,097    4,588  Sole        4,588
DANAHER CORP.                               Com 235851102    123,200    2,200  Sole        2,200
DELL COMPUTER CORP.                         Com 247025109  8,696,967  332,580  Sole      332,580
DEVRY INC.                                  Com 251893103 23,811,749  659,240  Sole      659,240
DISNEY WALT CO.                             Com 254687106      2,600       90  Sole           90
DOLLAR GEN CORP.                            Com 256669102 16,258,320  833,760  Sole      833,760
DOVER CORP.                                 Com 260003108    150,600    4,000  Sole        4,000
DOW CHEM CO.                                Com 260543103     16,459      495  Sole          495
DU PONT E I DE NEMOURS                      Com 263534109    126,678    2,626  Sole        2,626
EBAY INC.                                   Com 278642103      6,849      100  Sole          100
EXPRESS SCRIPTS INC. CL A                   Com 302182100 28,874,241  524,700  Sole      524,700
EXXON MOBIL CORP.                           Com 30231G102    390,629    4,472  Sole        4,472
FASTENAL CO.                                Com 311900104    433,860    7,000  Sole        7,000
FEDERAL NATL MTG ASSN.                      Com 313586109      8,503      100  Sole          100
FIFTH THIRD BANCORP                         Com 316773100 24,357,541  405,621  Sole      405,621
FISERV INC.                                 Com 337738108 27,159,062  424,493  Sole      424,493
FLEETBOSTON FINL CORP.                      Com 339030108     16,687      423  Sole          423
FREDDIE MAC                                 Com 313400301     13,610      200  Sole          200
GANNETT INC.                                Com 364730101     98,850    1,500  Sole        1,500
GENERAL ELEC CO.                            Com 369604103    992,258   20,354  Sole       20,354
GENERAL MOTORS CORP. CL H NEW               Com 370442832      5,757      276  Sole          276
GENERAL MTRS CORP.                          Com 370442105     16,988      264  Sole          264
GILLETTE CO.                                Com 375766102    660,392   22,780  Sole       22,780
GLOBAL CROSSING LTD.                        Com G3921A100      8,640    1,000  Sole        1,000
HARLEY-DAVIDSON                             Com 412822108  1,190,182   25,280  Sole       25,280
HARTFORD FINL SVCS.                         Com 416515104     18,058      264  Sole          264
HEALTH MGMT ASSOC INC. CL A                 Com 421933102 15,677,661  745,136  Sole      745,136
HEWLETT PACKARD CO.                         Com 428236103     37,180    1,300  Sole        1,300
HOME DEPOT INC.                             Com 437076102    286,422    6,153  Sole        6,153
ILLINOIS TOOL WKS INC.                      Com 452308109    860,057   13,587  Sole       13,587
INTEL CORP.                                 Com 458140100    154,528    5,283  Sole        5,283
INTERNATIONAL BUS MACH COM                  Com 459200101     95,598      846  Sole          846
INTERPUBLIC GROUP COS. INC.                 Com 460690100    647,168   22,050  Sole       22,050
J D S UNIPHASE CORP.                        Com 46612j101      1,250      100  Sole          100
JOHNSON & JOHNSON                           Com 478160104    160,000    3,200  Sole        3,200
JOHNSON CONTROLS                            Com 478366107     16,233      224  Sole          224
KIMBERLY CLARK CORP.                        Com 494368103     77,198    1,381  Sole        1,381
KOHLS CORPORATION                           Com 500255104 12,534,081  199,810  Sole      199,810
LOWE'S COS. INC.                            Com 548661107      7,255      100  Sole          100
LUCENT TECHNOLOGIES                         Com 549463107      6,378    1,027  Sole        1,027
MACDERMID INC.                              Com 554273102     64,800    3,600  Sole        3,600
MARSHALL & ILSLEY CORP.                     Com 571834100  4,090,202   75,885  Sole       75,885
MCGRAW HILL COMPANIES INC.                  Com 580645109     22,491      340  Sole          340
MERCK & CO. INC.                            Com 589331107    287,595    4,500  Sole        4,500
METRO AIRLINES INC.                         Com 591905203          0       11  Sole           11
MGIC INVT CORP WIS                          Com 552848103 22,820,946  314,165  Sole      314,165
MICROSOFT CORP.                             Com 594918104     80,884    1,108  Sole        1,108
MINNESOTA MNG & MFG CO.                     Com 604059105     45,640      400  Sole          400
MIRANT CORP.                                Com 604675108     19,126      556  Sole          556
MOLEX INC CL A                              Com 608554200    115,851    3,885  Sole        3,885
NORSTAN, INC.                               Com 656535101      1,926      688  Sole          688
NORSTAR GROUP INC.                          Com 656541208        130    1,000  Sole        1,000
NORTHERN TR CORP.                           Com 665859104    262,500    4,200  Sole        4,200
OSMONICS INC.                               Com 688350107      4,140      300  Sole          300
PALM INC.                                   Com 696642107        898      148  Sole          148
PEPSICO INC.                                Com 713448108    132,600    3,000  Sole        3,000
PFIZER INC.                                 Com 717081103    432,860   10,808  Sole       10,808
PHILIP MORRIS COMPANIES INC.                Com 718154107     11,165      220  Sole          220
PROCTER & GAMBLE CO.                        Com 742718109    118,030    1,850  Sole        1,850
QWEST COMMUNICATIONS                        Com 749121109      6,756      212  Sole          212
ROYAL DUTCH PETROLEUM NY REGISTRY PAR 1.25  Com 780257804    857,793   14,721  Sole       14,721
SBC COMMUNICATIONS INC.                     Com 78387G103    155,032    3,870  Sole        3,870
SCHERING PLOUGH CORP.                       Com 806605101    765,026   21,110  Sole       21,110
SCHLUMBERGER LTD.                           Com 806857108     31,590      600  Sole          600
SCHWAB CHARLES CP NEW                       Com 808513105  1,643,686  104,361  Sole      104,361
SEI INVESTMENTS CO.                         Com 784117103  2,961,078   62,470  Sole       62,470
SENSIENT TECHNOLOGIES CORP.                 Com 81725t100    633,534   30,874  Sole       30,874
SOUTHERN CO.                                Com 842587107     32,550    1,400  Sole        1,400
STRATUS PROPERTIES INC. (NEW)               Com 863167201        660       60  Sole           60
STRYKER CORP.                               Com 863667101    547,403    9,980  Sole        9,980
SUNRISE TECHNOLOGIES INTL INC.              Com 86769L103      1,230    1,000  Sole        1,000
SYKES ENTERPRISES INC.                      Com 871237103     37,125    3,375  Sole        3,375
SYSCO CORP.                                 Com 871829107     97,740    3,600  Sole        3,600
TD WATERHOUSE GRP INC.                      Com 872362108  2,681,457  245,330  Sole      245,330
TOLL BROTHERS INC.                          Com 889478103 22,350,880  568,580  Sole      568,580
TRIBUNE CO. NEW                             Com 896047107     40,010    1,000  Sole        1,000
TYCO INTL LTD. NEW                          Com 902124106  2,105,176   38,620  Sole       38,620
UNITED PARCEL SERVICE INC.                  Com 911312106    917,286   15,870  Sole       15,870
US BANCORP DEL NEW                          Com 902973304     86,465    3,794  Sole        3,794
VARIAN SEMICONDUCTOR EQUIPMENT ASSOC. INC.  Com 922207105    100,800    2,400  Sole        2,400
VERIZON COMMUNICATIONS                      Com 92343V104    325,869    6,091  Sole        6,091
VIACOM INC CL B                             Com 925524308     33,482      647  Sole          647
VODAFONE GROUP PLC SPONSORED ADR            Com 92857t107     13,410      600  Sole          600
WAL MART STORES INC.                        Com 931142103    596,336   12,220  Sole       12,220
WALGREEN CO.                                Com 931422109    347,943   10,097  Sole       10,097
WATERS CORP.                                Com 941848103 11,913,163  431,480  Sole      431,480
WISCONSIN CENT TRANSN.                      Com 976592105  1,087,450   65,000 Directed               65,000